Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies1 [Abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment

Classes of property, plant and equipment	Years of estimated useful life
Buildings	10 – 85
Plant and equipment	10 – 85
IT equipment	3 – 15
Fixtures and fittings	3 – 75
Motor vehicles	5 – 20

In addition, for further information, the following is a more detailed breakdown of the plant and equipment classes:

Classes of property, plant and equipment	Years of estimated useful life
Generating plant and equipment:
Hydroelectric plants
Civil engineering works	10 – 85
Electromechanical equipment	10 – 60
Coal/Fuel power plants	10 – 40
Combined cycle power plants	10 – 50
Distribution plant and equipment:
High-voltage network	15 – 50
Low- and medium-voltage network	30 – 50
Measuring and remote control equipment	10 – 30
Primary substations	20 – 40

Schedule of Remaining Periods until Expiration of Concessions

Concession holder and operator	Country	Year concession started	Concession term	Remaining period to expiration
Empresa Distribuidora Sur S.A. - Edesur (Distribution)	Argentina	1992	95 years	66 years
Enel Generación El Chocón S.A. (Generation) (*)	Argentina	1993	30 years	2 years
Transportadora de Energía S.A. (Transmission)	Argentina	2002	85 years	66 years
Compañía de Transmisión del Mercosur S.A. (Transmission)	Argentina	2000	87 years	66 years
EGP Cachoeira Dourada S.A. (Generation)	Brazil	1997	30 years	6 years
Enel Generación Fortaleza S.A (Generation)	Brazil	2001	30 years	10 years
Enel CIEN S.A. (Garabi I) (Transmission) (**)	Brazil	2000	22 years	0.6 years
Enel CIEN S.A. (Garabi II) (Transmission) (**)	Brazil	2002	20 years	0.6 years

(*) The Chocón Complex Concession Contract (Chocón and Arroyito plants) expires on August 11, 2023. This contract does not foresee any extension or new call for proposals, but rather the restitution to the licensor (Argentine State). However, some proceedings are being carried out to achieve a temporary extension.

(**) The main assets of our subsidiary Enel CIEN are the Garabi I and Garabi II energy interconnection systems, which through two frequency conversion stations and 2,200 MW transmission lines, transport energy between Brazil and Argentina. In June 2020, the Ministry of Mines and Energy of Brazil enacted an ordinance that allows Enel CIEN to continue operating the Garabi I line after the end of the concession on June 20, 2020, approving its term to correspond with the concession of the Garabi II line, up to July 31, 2022. During 2022, there will be a new tender for the operation of both lines, and Enel CIEN has the possibility of participating in such process. If the concession is not renewed, Enel CIEN will recover the carrying amount of the underlying assets.

Summary of Intangible Asset and/or Financial Asset from Service Concession Agreements

Concession holder and operator	Country	Year concession started	Concession term	Remaining period to expiration
Enel Distribución Río S.A. (Distribution) (*)	Brazil	1996	30 years	5 years
Enel Distribución Ceará S.A. (Distribution) (*)	Brazil	1997	30 years	6 years
Enel Distribución Goiás S.A. (Distribution) (*)	Brazil	2015	30 years	23 years
Enel Green Power Proyectos I (Volta Grande) (Generation) (**)	Brazil	2017	30 years	26 years
Enel Distribución Sao Paulo S.A. (Distribution) (*)	Brazil	1998	30 years	7 years
P.H. Chucas S.A. (Generation) (*)	Costa Rica	2011	20 years	10 years

(*) Because part of the rights acquired by these subsidiaries are unconditional an intangible asset and financial asset at fair value through profit and loss have been recognized for the concession (See Notes 3.g.1 and 7).

(**) Because all of the rights acquired by this subsidiary are unconditional, only a financial asset measured at amortized cost has been recognized for this concession (see Notes 3.g.1 and 7).

Future Cash Flows Projections Growth Rate of Non-financial Assets

		12-31-2021		12-31-2020
Country	Currency	Minimum	Maximum	Minimum	Maximum
Argentina	Argentine peso	10.0%		10.1%	12.8%
Brazil	Brazilian real	3.0%		3.5%
Peru	Peruvian sol	2.5%		2.5%
Colombia	Colombian peso	3.0%		3.0%
Costa Rica	U.S. Dollar	2.0%		0.0%
Guatemala	U.S. Dollar	2.0%		0.0%
Panamá	U.S. Dollar	2.0%		0.0%

Summary of Pre-tax Discount Rates

		December 31, 2021		December 31, 2020
Country	Currency	Minimum	Maximum	Minimum	Maximum
Argentina	Argentine peso	36.6%	66.1%	35.8%	63.4%
Brazil	Brazilian real	9.3%	60.5%	9.6%	40.2%
Peru	Peruvian sol	6.7%	11.9%	7.4%	11.1%
Colombia	Colombian peso	8.5%	11.3%	8.7%	10.5%
Costa Rica	U.S. Dollar	9.0%	11.7%	0.0%	0.0%
Guatemala	U.S. Dollar	7.8%	8.6%	0.0%	0.0%
Panamá	U.S. Dollar	7.3%	11.1%	0.0%	0.0%